Stock-Based Compensation Plans (Schedule Of Other Data For Stock Options, Stock Awards And PSUs) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation related to nonvested options, stock awards and PSU's at end of year	$ 20,039
Weighted average period over which unrecognized compensation cost of nonvested options, stock awards and PSU's to be recognized (years)	2 years 3 months 18 days
Actual income tax benefit realized from options exercised or stock awards and PSU's vested	$ 6,491
Aggregate intrinsic value of stock options, stock awards and PSUs vested and expected to vest	82,972
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation related to nonvested options, stock awards and PSU's at end of year	$ 1,805
Weighted average period over which unrecognized compensation cost of nonvested options, stock awards and PSU's to be recognized (years)	1 year 3 months 18 days
Actual income tax benefit realized from options exercised or stock awards and PSU's vested	$ 2,735
Aggregate intrinsic value of stock options, stock awards and PSUs vested and expected to vest	7,219
Perfromance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation related to nonvested options, stock awards and PSU's at end of year	$ 2,085
Weighted average period over which unrecognized compensation cost of nonvested options, stock awards and PSU's to be recognized (years)	1 year 4 months 24 days
Actual income tax benefit realized from options exercised or stock awards and PSU's vested	$ 2,191
Aggregate intrinsic value of stock options, stock awards and PSUs vested and expected to vest	$ 12,030